Allowance for Loan Losses - Changes in the Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 13,134	$ 13,305	$ 14,361
Charge-offs	(903)	(942)	(1,826)
Recoveries	668	771	2,070
Provision (Credit)	780		(1,300)
Ending Balance	13,679	13,134	13,305
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,562	2,018	1,478
Charge-offs	(249)	(11)	(880)
Recoveries	169	372	105
Provision (Credit)	265	(817)	1,315
Ending Balance	1,747	1,562	2,018
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	2,043	2,171	2,467
Charge-offs	(193)	(328)	(228)
Recoveries	158	69	56
Provision (Credit)	(46)	131	(124)
Ending Balance	1,962	2,043	2,171
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	5,307	4,606	4,657
Charge-offs	(153)	(38)	(23)
Recoveries	28	46	1,372
Provision (Credit)	621	693	(1,400)
Ending Balance	5,803	5,307	4,606
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	1,910	3,089	4,086
Charge-offs	(105)	(400)	(455)
Recoveries	208	194	479
Provision (Credit)	(482)	(973)	(1,021)
Ending Balance	1,531	1,910	3,089
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	834	420	371
Charge-offs			(115)
Recoveries		44	12
Provision (Credit)	212	370	152
Ending Balance	1,046	834	420
Farm Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	430	442	538
Recoveries	5	3
Provision (Credit)	(38)	(15)	(96)
Ending Balance	397	430	442
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	290	314	382
Charge-offs	(203)	(165)	(125)
Recoveries	100	43	46
Provision (Credit)	97	98	11
Ending Balance	284	290	314
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	758	245	382
Provision (Credit)	151	513	(137)
Ending Balance	$ 909	$ 758	$ 245